Investments (Unconsolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Carrying Amount Asset	$ 55,832	$ 56,511
Carrying Amount Liability	60,695	58,683
Other limited partnership interests
Variable Interest Entity [Line Items]
Carrying Amount Asset	4,714	3,815
Carrying Amount Liability	8,990	5,422
Other invested assets
Variable Interest Entity [Line Items]
Carrying Amount Asset	2,206	1,565
Carrying Amount Liability	2,777	2,117
Other
Variable Interest Entity [Line Items]
Carrying Amount Asset	199	650
Carrying Amount Liability	215	663
Structured securities (RMBS, CMBS, and ABS)
Variable Interest Entity [Line Items]
Carrying Amount Asset	46,773	48,149
Carrying Amount Liability	46,773	48,149
U.S. corporate and foreign corporate securities
Variable Interest Entity [Line Items]
Carrying Amount Asset	1,940	2,332
Carrying Amount Liability	$ 1,940	$ 2,332